Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income before income taxes is summarized below for the periods indicated:

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Canada	$(3,710)	$32,958
Foreign	60,184	27,011
Income before income taxes	$56,474	$59,969
Provision (benefit) for income taxes consists of the following for the periods indicated:

Year ended December 31,	2025	2024
		Restated Notes 2, 24
Current:
Canada	$8,773	$2,837
Provincial	4,679	1,513
Foreign	(5,491)	(7,620)
Total current income tax expense (benefit)	$7,961	$(3,270)
Deferred:
Canada	(8,137)	7,919
Provincial	(4,340)	4,224
Foreign	27,156	7,087
Total deferred income tax expense	$14,679	$19,230
Provision for income taxes	$22,640	$15,960
Cash taxes paid (net of refunds received) by jurisdiction for the periods indicated:

Year ended December 31,	2025	2024
Canada	$4,674	$911
Provincial	2,804	144
Foreign	2,864	9,671
Cash taxes paid	$10,342	$10,726
The following table reconciles income tax expense (recovery) computed by applying Canada's Statutory income tax rate against income (loss) before income taxes to the provision (recovery) for income taxes:

Year ended December 31,	2025		2024
			Restated Notes 2, 24
	$	%	$	%
Income before income taxes	$56,474		$59,969
Equity loss (earnings) in affiliates and joint ventures	11,331		(15,299)
Income subject to tax	67,805		44,670
Canada statutory tax rate	15.0%		15.0%
Expected tax	10,171		6,701
Provincial income tax	97		5,317
Foreign tax effects
Australia:
Foreign tax rate differential	11,698	20.7%	5,339	8.9%
Earnout adjustment	(646)	(1.1)%	(1,317)	(2.2)%
Non-deductible interest expense	795	1.4%	1,224	2.0%
Other	790	1.4%	(1,636)	(2.7)%
USA:
Foreign tax rate differential	(372)	(0.7)%	115	0.2%
Other	744	1.3%	1,521	2.5%
Withholding tax	2,095	3.7%	1,476	2.5%
Stock-based compensation	1,098	1.9%	810	1.4%
Tax (recovery) expense on equity earnings in affiliates and joint ventures	(2,225)	(3.9)%	2,295	3.8%
Non-taxable portion of capital gain	(121)	(0.2)%	(110)	(0.2)%
Other adjustments	(1,484)	(2.6)%	(5,775)	(9.6)%
Provision for income taxes	$22,640	40.1%	$15,960	26.6%
The deferred tax assets and liabilities are summarized below:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Finance lease obligations	$28,810	$26,541
Non-capital and net capital loss carryforwards	21,044	13,740
Contingent obligations	3,550	17,200
Denied interest	3,323	2,632
Accrued liabilities	11,313	5,721
Stock-based compensation	3,652	5,542
Operating lease obligations	2,227	3,116
Derivative financial instruments	1,243	—
Acquisition costs	1,134	1,470
Other	8,818	4,419
	$85,114	$80,381

Deferred tax liabilities:
Property, plant and equipment	$205,313	$179,581
Investments in affiliates and joint ventures	9,169	12,387
Contract assets	3,764	602
Operating lease right-of-use assets	2,522	3,002
Inventories	—	1,231
Deferred financing costs	734	1,114
Other	4,895	7,842
	$226,397	$205,759

Net deferred income tax liability	$141,283	$125,378
Classified as:

	December 31, 2025	December 31, 2024
Deferred tax asset	$—	$—
Deferred tax liability	(141,283)	(125,378)
	$(141,283)	$(125,378)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, Alberta provincial jurisdiction, the U.S. federal jurisdiction, three U.S state jurisdictions and the Australian federal jurisdiction. The Company is engaged in various tax examinations in Canada. The CRA has completed its examination of our federal income tax returns through 2021. Tax years 2022 and 2023 remain open to examination by the CRA.
At December 31, 2025, the Company has non-capital loss carryforwards of $86,243, which expire as follows:

December 31, 2025
2026	$3
2027	278
2030	1
2032	175
2033	9,095
2037	5
2039	29
2040	406
2041	3,569
2042	3,576
2043	3,398
2044	500
No expiry	65,208
$86,243
Of the non-capital loss carryforwards with no expiry, $37,295 are in the US jurisdiction, and $27,913 are in the Australian jurisdiction. The rest are in the Canadian jurisdiction with the expiries listed above. There are no uncertain tax positions taken as at December 31, 2025.